LOANS FROM FINANCIAL INSTITUTIONS, NET	12 Months Ended
Dec. 31, 2023
Disclosure Of Loans From A Financial Institution Net [Abstract]
LOANS FROM FINANCIAL INSTITUTIONS, NET
NOTE 15 - LOANS FROM FINANCIAL INSTITUTIONS, NET

In June 2022, the Company borrowed €200.8 million to fund partially the cash consideration of Aspire business combination under Senior Facilities Agreement. The funding is comprised of a €187.7 million loan and a €13.1 million revolving credit facility, net of 2.5% set-up fees. The facilities maturity date is June 2028, however the revolving credit facility has an option for early repayment.

The loans bear interest at a rate of EURIBOR Plus 6.25 percent per annum to be paid quarterly. The interest expenses incurred and paid in 2023 and 2022 were $20.5 million and $7.8 million, respectively.

The set-up fees amounted to €5.0 million to be expensed over the borrowing period, whereby in 2023 and 2022, the Company recorded additional interest expenses of $0.9 million and $0.5 million, respectively, with respect to that.

The loans carrying amounts approximate their fair value.

The Senior Facilities Agreement contains customary representations and warranties, affirmative and negative covenants (including covenants in respect of financial indebtedness, disposals, security, permitted holding company activity, dividends and share redemption, acquisitions and mergers and conduct of the Aspire Tender Offer), indemnities and events of default, each with appropriate carve-outs and materiality thresholds. In addition, the Company given a customary guarantee in favor of the Lenders under the terms of the Senior Facilities Agreement.

In connection with the debt financing documented by the Senior Facilities Agreement, the Company and certain of its subsidiaries have granted, certain guarantees in favor of the Lenders. Additionally, the Company and certain of its subsidiaries have granted, security in favor of the Lenders over shares (and other ownership interests) owned in certain subsidiaries, certain bank accounts, certain material intercompany receivables, certain material intellectual property and, substantially all their assets (subject to customary exceptions).

Further, the loans are subject to a financial performance covenant of net debt to EBIDTA ratio at each reporting period, which was met as of December 31, 2023.